Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
C000006443 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Optimum Fixed Income Fund (Class A) – including sales charge
Account Value	$ 10,770.16	$ 10,770.16	$ 10,770.16	$ 10,278.01	$ 10,062.13	$ 10,728	$ 11,279.03	$ 10,721.01	$ 10,187.44	$ 9,855.16	$ 9,679.94	$ 9,487.68	$ 9,550
Average Annual Return, Percent	0.12%	(0.83%)	0.74%
C000006443 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Optimum Fixed Income Fund (Class A) – excluding sales charge
Average Annual Return, Percent	4.79%	0.09%	1.21%
C000006445 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Optimum Fixed Income Fund (Class C) – including sales charge
Account Value	$ 10,451.52	$ 10,451.52	$ 10,451.52	10,057.79	9,916.46	10,667.66	11,281.89	10,816.42	10,346.02	10,091.41	9,985.64	9,860.81	10,000
Average Annual Return, Percent	2.91%	(0.68%)	0.44%
C000006445 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Optimum Fixed Income Fund (Class C) – excluding sales charge
Average Annual Return, Percent	3.91%	(0.68%)	0.44%
C000006446 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Optimum Fixed Income Fund (Institutional Class) – including sales charge
Account Value	$ 11,560.93	$ 11,560.93	$ 11,560.93	11,004.5	10,743.3	11,430.26	11,974.77	11,364.64	10,769.82	10,390.14	10,190.73	9,951.84	10,000
Average Annual Return, Percent	5.06%	0.34%	1.46%
C000006446 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Optimum Fixed Income Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	5.06%	0.34%	1.46%
C000006447 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Optimum International Fund (Class A) – including sales charge
Account Value	$ 14,981.45	$ 14,981.45	$ 14,981.45	13,946.53	12,406.44	13,410.51	14,506.14	9,178.57	11,407.95	12,075.11	10,137.63	8,900.11	9,425
Average Annual Return, Percent	1.25%	8.99%	4.13%
C000006447 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Optimum International Fund (Class A) – excluding sales charge
Average Annual Return, Percent	7.42%	10.30%	4.74%
C000006449 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Optimum International Fund (Class C) – including sales charge
Account Value	$ 14,743.71	$ 14,743.71	$ 14,743.71	13,821.38	12,398.59	13,505.21	14,712.92	9,376.03	11,744.13	12,529.81	10,593.34	9,368.97	10,000
Average Annual Return, Percent	5.67%	9.48%	3.96%
C000006449 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Optimum International Fund (Class C) – excluding sales charge
Average Annual Return, Percent	6.67%	9.48%	3.96%
C000006450 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Optimum International Fund (Institutional Class) – including sales charge
Account Value	$ 16,296.15	$ 16,296.15	$ 16,296.15	15,132.76	13,429.24	14,477.83	15,619.34	9,855.68	12,221.24	12,902.72	10,804.28	9,462.29	10,000
Average Annual Return, Percent	7.69%	10.58%	5.00%
C000006450 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Optimum International Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	7.69%	10.58%	5.00%
C000006451 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Optimum Large Cap Growth Fund (Class A) – including sales charge
Account Value	$ 28,149.77	$ 28,149.77	$ 28,149.77	26,817.35	19,400.66	22,760.12	22,206.22	14,077.5	14,669.16	13,144.77	10,759.38	9,209.24	9,425
Average Annual Return, Percent	(1.06%)	13.51%	10.90%
C000006451 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Optimum Large Cap Growth Fund (Class A) – excluding sales charge
Average Annual Return, Percent	4.97%	14.87%	11.56%
C000006453 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Optimum Large Cap Growth Fund (Class C) – including sales charge
Account Value	$ 27,703.29	$ 27,703.29	$ 27,703.29	26,586.51	19,384.37	22,916.57	22,529.17	14,389.97	15,101.76	13,636.53	11,241.92	9,701.76	9,999.99
Average Annual Return, Percent	3.30%	14.00%	10.73%
C000006453 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Optimum Large Cap Growth Fund (Class C) – excluding sales charge
Average Annual Return, Percent	4.20%	14.00%	10.73%
C000006454 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Optimum Large Cap Growth Fund (Institutional Class) – including sales charge
Account Value	$ 30,636.54	$ 30,636.54	$ 30,636.54	29,120.49	21,001.03	24,588.87	23,929.79	15,135.49	15,728.26	14,061.06	11,478.88	9,799.84	10,000
Average Annual Return, Percent	5.21%	15.15%	11.85%
C000006454 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Optimum Large Cap Growth Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	5.21%	15.15%	11.85%
C000006455 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Optimum Large Cap Value Fund (Class A) – including sales charge
Account Value	$ 20,537.25	$ 20,537.25	$ 20,537.25	19,460.88	16,047.21	17,002.09	15,057.84	9,990.17	11,666.96	11,241.24	10,343.95	8,995.81	9,425
Average Annual Return, Percent	(0.53%)	14.14%	7.46%
C000006455 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Optimum Large Cap Value Fund (Class A) – excluding sales charge
Average Annual Return, Percent	5.53%	15.50%	8.10%
C000006457 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Optimum Large Cap Value Fund (Class C) – including sales charge
Account Value	$ 20,224.47	$ 20,224.47	$ 20,224.47	19,296.05	16,035.32	17,126.83	15,281.82	10,214.24	12,022.5	11,667.21	10,820.77	9,481.16	10,000
Average Annual Return, Percent	3.82%	14.64%	7.30%
C000006457 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Optimum Large Cap Value Fund (Class C) – excluding sales charge
Average Annual Return, Percent	4.81%	14.64%	7.30%
C000006458 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Optimum Large Cap Value Fund (Institutional Class) – including sales charge
Account Value	$ 22,351.11	$ 22,351.11	$ 22,351.11	21,114.26	17,372.28	18,364.2	16,220.34	10,734.08	12,508.64	12,018.82	11,036.37	9,571.52	9,999.99
Average Annual Return, Percent	5.86%	15.80%	8.38%
C000006458 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Optimum Large Cap Value Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	5.86%	15.80%	8.38%
C000006459 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Optimum Small-Mid Cap Growth Fund (Class A) – including sales charge
Account Value	$ 19,227.51	$ 19,227.51	$ 19,227.51	21,232.71	18,140.57	20,869.35	22,145.83	10,568.59	12,629.83	11,620.29	9,534.21	7,843.69	9,425
Average Annual Return, Percent	(14.64%)	11.39%	6.76%
C000006459 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Optimum Small-Mid Cap Growth Fund (Class A) – excluding sales charge
Average Annual Return, Percent	(9.44%)	12.71%	7.39%
C000006461 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Optimum Small-Mid Cap Growth Fund (Class C) – including sales charge
Account Value	$ 18,928.82	$ 18,928.82	$ 18,928.82	21,063.41	18,112.65	21,002.12	22,464.67	10,799.53	13,002.98	12,060.81	9,962.89	8,260.86	10,000
Average Annual Return, Percent	(11.03%)	11.88%	6.59%
C000006461 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Optimum Small-Mid Cap Growth Fund (Class C) – excluding sales charge
Average Annual Return, Percent	(10.13%)	11.88%	6.59%
C000006462 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Optimum Small-Mid Cap Growth Fund (Institutional Class) – including sales charge
Account Value	$ 20,910.55	$ 20,910.55	$ 20,910.55	23,050.47	19,629.97	22,525.95	23,847.75	11,352.66	13,537.67	12,423.81	10,165.21	8,345.64	10,000
Average Annual Return, Percent	(9.28%)	12.99%	7.66%
C000006462 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Optimum Small-Mid Cap Growth Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	(9.28%)	12.99%	7.66%
C000006463 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Optimum Small-Mid Cap Value Fund (Class A) – including sales charge
Account Value	$ 14,012.13	$ 14,012.13	$ 14,012.13	14,578.6	12,309.62	14,058.37	13,207.08	7,092.67	10,004.26	10,402.9	9,946.22	8,299.43	9,425
Average Annual Return, Percent	(9.42%)	13.24%	3.43%
C000006463 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Optimum Small-Mid Cap Value Fund (Class A) – excluding sales charge
Average Annual Return, Percent	(3.89%)	14.59%	4.04%
C000006465 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Optimum Small-Mid Cap Value Fund (Class C) – including sales charge
Account Value	$ 13,786.48	$ 13,786.48	$ 13,786.48	14,445.77	12,296.34	14,155.19	13,392.44	7,248.94	10,303.84	10,789.29	10,389.07	8,738.39	10,000
Average Annual Return, Percent	(5.43%)	13.72%	3.26%
C000006465 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Optimum Small-Mid Cap Value Fund (Class C) – excluding sales charge
Average Annual Return, Percent	(4.57%)	13.72%	3.26%
C000006466 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Optimum Small-Mid Cap Value Fund (Institutional Class) – including sales charge
Account Value	$ 15,253.51	$ 15,253.51	$ 15,253.51	15,826.03	13,334.73	15,185.78	14,226.99	7,623.15	10,724.96	11,127.87	10,603.94	8,832.78	10,000
Average Annual Return, Percent	(3.62%)	14.88%	4.31%
C000006466 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Optimum Small-Mid Cap Value Fund (Institutional Class) – excluding sales charge
Average Annual Return, Percent	(3.62%)	14.88%	4.31%
Bloomberg US Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Index
Account Value	$ 11,564	$ 11,564	$ 11,564	11,026	10,842	11,386	11,880	11,796	10,829	10,364	10,241	10,196	10,000
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
MSCI ACWI ex USA Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (net)
Account Value	$ 16,254.58322	$ 16,254.58322	$ 16,254.58322	15,322.10615	13,528.49205	14,250.85606	14,465.64749	9,681.708037	11,467.49417	11,972.23344	10,274.14236	9,081.34478	10,000
Average Annual Return, Percent	6.09%	10.92%	4.98%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 31,551	$ 31,551	$ 31,551	29,263	22,533	24,597	21,716	13,523	14,703	13,452	11,802	10,050	10,000
Average Annual Return, Percent	7.82%	18.47%	12.18%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 30,515	$ 30,515	$ 30,515	28,460	22,012	24,078	21,513	13,236	14,566	13,392	11,766	9,966	10,000
Average Annual Return, Percent	7.22%	18.18%	11.80%
MSCI ACWI ex USA Index gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (gross)
Account Value	$ 17,057	$ 17,057	$ 17,057	15,994	14,050	14,723	14,878	9,917	11,686	12,139	10,371	9,122	10,000
Average Annual Return, Percent	6.65%	11.46%	5.48%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 40,883.23644	$ 40,883.23644	$ 40,883.23644	37,938.05539	27,294.25158	30,633.78178	26,643.36278	16,371.36962	16,223.5138	14,389.15689	11,867.019	10,251.69454	10,000
Average Annual Return, Percent	7.76%	20.09%	15.12%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 23,229.85164	$ 23,229.85164	$ 23,229.85164	21,673.64979	18,021.08968	19,153.75752	17,152.28616	10,988.89757	13,266.58202	12,554.17196	11,738.54929	9,845.914401	10,000
Average Annual Return, Percent	7.18%	16.15%	8.79%
Russell 2500 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Account Value	$ 20,488.26459	$ 20,488.26459	$ 20,488.26459	21,881.81167	18,065.78505	20,151.84967	22,419.928	11,957.41467	13,968.82877	12,988.89607	10,831.30026	9,043.262879	10,000
Average Annual Return, Percent	(6.37%)	11.37%	7.44%
Russell 2500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Account Value	$ 19,382.53723	$ 19,382.53723	$ 19,382.53723	$ 19,671.70616	$ 16,213.50789	$ 18,121.5706	$ 16,820.91283	$ 8,972.628211	$ 12,567.4748	$ 12,340.60221	$ 11,673.30619	$ 9,480.430791	$ 10,000
Average Annual Return, Percent	(1.47%)	16.65%	6.84%